BANK LOAN FOR CAPITAL LEASE BUSINESS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Interest expense	$ 524,409	$ 188,173
Jinshang Leasing [Member] | Bank Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 43,308,617
Jinshang Leasing [Member] | Shuguang Project Bank Loan [Member]
Debt Instrument [Line Items]
Bearing interest rate	5.50%
Term of loan	3 years
Maturity date	Jun. 30, 2019
Jinshang Leasing [Member] | Yancheng Project Bank Loan [Member]
Debt Instrument [Line Items]
Bearing interest rate	5.80%
Maturity date	Feb. 12, 2020
Jinshang Leasing [Member] | Mortgage Contract Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 511,825
Bearing interest rate		5.80%
Maturity date		Feb. 12, 2020